Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.5%
Alabama—2.0%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$635	$695
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	515
5.000%, 12/1/25	1,000	1,039
		2,249

Arizona—4.7%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,212
5.000%, 7/1/37	360	435
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	608
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	666
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,235
5.000%, 8/1/25	1,000	1,106
		5,262

Arkansas—0.6%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	618
California—3.1%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	101
4.500%, 6/1/23	225	238
4.500%, 6/1/24	150	161
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	317
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	400	463
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	830
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	666
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	544
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	205
		3,525

	Par Value	Value

Colorado—5.6%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	$400	$475
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,395	1,532
6.250%, 11/15/28	2,250	2,873
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,466
		6,346

Connecticut—2.8%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	445	482
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	847
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	200	209
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	954
Special Tax Revenue, 3.125%, 5/1/40	610	661
		3,153

District of Columbia—4.4%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,015
Florida—12.2%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	116
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,238
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	360
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	266
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,288
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	360
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	45
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	228
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	2,027
See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Florida—continued
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	$1,935	$2,380
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	890
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	569
		13,767

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	656
Idaho—1.6%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	291
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,528
		1,819

Illinois—12.7%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	26
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	538
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	596
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	615
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	434
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,312
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	260
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,218
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	854
5.000%, 2/1/26	1,490	1,622
5.000%, 2/1/27	1,250	1,450
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	923
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	548
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,838
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,555
	Par Value	Value

Illinois—continued
5.125%, 4/1/36	$500	$504
		14,293

Indiana—2.6%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	871
Parkview Health System, 5.000%, 11/1/43	1,700	2,114
		2,985

Maine—2.3%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,093
5.000%, 7/1/29	580	632
5.000%, 7/1/30	770	838
		2,563

Maryland—1.5%
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	948
5.000%, 5/15/42	600	725
		1,673

Massachusetts—0.6%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	619
Michigan—2.3%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,448
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	601
4.000%, 10/15/36	500	569
		2,618

Mississippi—1.1%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,205
New Jersey—6.8%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	992
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,164
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, (Pre-Refunded 10/1/21 @ 100) 4.375%, 4/1/28	1,630	1,680
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	280
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	220	272

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

New Jersey—continued
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	$250	$319
5.000%, 6/1/32	250	317
5.000%, 6/1/33	250	315
5.000%, 6/1/34	250	314
		7,653

New York—2.2%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	603
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	206
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	460	462
(AMBAC Insured) 5.000%, 1/1/31	470	470
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	179
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	336
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	229
		2,485

Ohio—2.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	569
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,349
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	560
		2,478

Oregon—2.5%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	415	458
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,338
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	1,000
		2,796

Pennsylvania—3.2%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	285
	Par Value	Value

Pennsylvania—continued
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	$250	$311
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,639
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	368
		3,603

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	338
Tennessee—2.1%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,127
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,263
		2,390

Texas—13.1%
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,202
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,235
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,951
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	460	493
(AGM Insured) 5.000%, 9/1/25	1,015	1,086
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,235	1,482
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 0.833%, 9/15/27(2)	2,400	2,382
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,388
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,560
		14,779

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	359

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Virginia—0.5%
Virginia College Building Authority, Marymount University Revenue,
144A 5.000%, 7/1/21(3)	$400	$404
144A 5.000%, 7/1/22(3)	195	201
		605

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	323
Wisconsin—1.3%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,193
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	274
		1,467

Total Municipal Bonds (Identified Cost $98,335)		107,642

	Shares
Exchange-Traded Fund—0.3%
VanEck Vectors High Yield Muni ETF(4)	6,000	369
Total Exchange-Traded Fund (Identified Cost $330)		369

Total Long-Term Investments—95.8% (Identified Cost $98,665)		108,011

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	1,207,033	1,207
Total Short-Term Investment (Identified Cost $1,207)		1,207

TOTAL INVESTMENTS—96.9% (Identified Cost $99,872)		$109,218
Other assets and liabilities, net—3.1%		3,527
NET ASSETS—100.0%		$112,745
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2020, 18.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $941 or 0.8% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$107,642	$—	$107,642
Exchange-Traded Fund	369	369	—
Money Market Mutual Fund	1,207	1,207	—
Total Investments	$109,218	$1,576	$107,642
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.